Acquisition of Nova E-Commerce, Ltd. (Details Narrative) (10-K) - Shenzhen Nova E-commerce, Ltd. [Member]	Aug. 29, 2017 shares
Class C Common Stock [Member]
Purchases of shares	25,000,000
Acquisition Agreement [Member]
Ownership percentage	100.00%